Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Tema American Reshoring ETF
Shareholder Report [Line Items]
Fund Name	Tema American Reshoring ETF
Class Name	Tema American Reshoring ETF
Trading Symbol	RSHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/rsho
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema American Reshoring ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema American Reshoring ETF (the “Fund” or “RSHO”) net asset value (“NAV”) total return was 7.35% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Applied Industrial Technologies, Inc., Primoris Services Corporation and SPX Technologies, Inc.

Top Detractors
↓	Terex Corporation, Lincoln Electric Holdings, Inc. and Summit Materials, Inc.
PERFORMANCE
The Fund’s positive absolute performance during the reporting period is attributable to the Fund’s industrials stock selection, as well as initial trailwinds from trade tarrifs and growing reshoring sentiment. Meanwhile, its relative underperformance is largely due to gains in sectors which are not included in the Fund, notably financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema American Reshoring ETF NAV	7.35	23.76
S&P 500 Total Return Index	18.41	24.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/rsho for more recent performance information. Visit https://temaetfs.com/rsho for more recent performance information.
Net Assets	$ 217,467,241
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 703,893
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$217,467,241
Number of Holdings	28
Net Advisory Fee	$703,893
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Rockwell Automation, Inc.	6.0%
Timken Co.	6.0%
Applied Industrial Technologies, Inc.	5.9%
CRH PLC	5.0%
Eaton Corp. PLC	4.7%
Linde PLC	4.4%
API Group Corp.	4.4%
Fastenal Co.	4.4%
Clean Harbors, Inc.	4.3%
SPX Technologies, Inc.	4.1%

Top Sectors*	(% of net assets)
Industrials	74.2%
Materials	16.5%
Health Care	4.0%
Consumer Discretionary	3.2%
Information Technology	1.4%
Cash & Other	0.7%
[1]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/rsho
Tema Electrification ETF
Shareholder Report [Line Items]
Fund Name	Tema Electrification ETF
Class Name	Tema Electrification ETF
Trading Symbol	VOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Electrification ETF for the period of December 4, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/volt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
Tema Electrification ETF	$17	0.75%
[2],[3]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Since the inception of the Tema Electrification ETF, (the “Fund” or “VOLT”) December 4, 2024 through to February 28, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) total return was -11.56% compared to the S&P 500 Index, which returned -1.27%.

Top Contributors
↑	NiSource Inc., American Electric Power Company, Inc. and Johnson Controls International Plc

Top Detractors
↓	Powell Industries, Inc., Hammond Power Solutions Inc. and Vertiv Holdings Co
PERFORMANCE
The Fund’s relative underperformance during the reporting period is largely attributable to the downturn in Artificial Intelligence (AI) and broader technology stocks in response to the prominence of the Chinese AI sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/04/2024)
Tema Electrification ETF NAV	-11.56
S&P 500 Total Return Index	-1.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/volt for more recent performance information. Visit https://temaetfs.com/volt for more recent performance information.
Net Assets	$ 55,938,236
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 55,835
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$55,938,236
Number of Holdings	26
Net Advisory Fee	$55,835
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	5.6%
GE Vernova, Inc.	5.4%
Itron, Inc.	5.4%
OGE Energy Corp.	5.2%
Bel Fuse, Inc.	5.1%
Entergy Corp.	4.8%
American Electric Power Co., Inc.	4.6%
Hubbell, Inc.	4.5%
Quanta Services, Inc.	4.3%
Pinnacle West Capital Corp.	4.2%

Top Sectors*	(% of net assets)
Industrials	43.3%
Utilities	41.4%
Information Technology	13.6%
Cash & Other	1.7%
[4]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/volt
Tema GLP-1, Obesity & Cardiometabolic ETF
Shareholder Report [Line Items]
Fund Name	Tema GLP-1, Obesity & Cardiometabolic ETF
Class Name	Tema GLP-1, Obesity & Cardiometabolic ETF
Trading Symbol	HRTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema GLP-1, Obesity & Cardiometabolic ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/hrts
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema GLP-1, Obesity & Cardiometabolic ETF	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema GLP-1, Obesity & Cardiometabolic ETF (the “Fund” or “HRTS”) net asset value (“NAV”) total return was -7.20% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Alnylam Pharmaceuticals, Inc., Eli Lilly & Co. and Insulet Corporation

Top Detractors
↓	Rocket Pharmaceuticals, Inc., Intellia Therapeutics, Inc. and Keros Therapeutics, Inc
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to some missed targets, as well as a broader sector downturn in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/21/2023)
Tema GLP-1, Obesity & Cardiometabolic ETF NAV	-7.20	14.06
S&P 500 Total Return Index	18.41	25.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/hrts for more recent performance information. Visit https://temaetfs.com/hrts for more recent performance information.
Net Assets	$ 64,783,684
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 543,979
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,783,684
Number of Holdings	44
Net Advisory Fee	$543,979
Portfolio Turnover	85%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	10.7%
UnitedHealth Group, Inc.	5.2%
Novo Nordisk AS	4.3%
AstraZeneca PLC	4.1%
Bridgebio Pharma, Inc.	4.0%
Abbott Laboratories	3.8%
Roche Holding AG	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Chugai Pharmaceutical Co. Ltd.	3.4%
Merck & Co, Inc.	3.4%

Top Sectors*	(% of net assets)
Health Care	99.4%
Cash & Other	0.6%
[5]
Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Fund Name Change:
Tema Obesity & Cardiometabolic ETF changed its name to Tema GLP-1, Obesity & Cardiometabolic ETF on July 1, 2024.

Updated Prospectus Web Address	https://temaetfs.com/hrts
Tema Luxury ETF
Shareholder Report [Line Items]
Fund Name	Tema Luxury ETF
Class Name	Tema Luxury ETF
Trading Symbol	LUX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Luxury ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/lux. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/lux
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Luxury ETF	$73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Luxury ETF (the “Fund” or “LUX”) net asset value (“NAV”) total return was -4.51% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	CIE Financiere Richemont S.A., Hermes International SCA and Hilton Worldwide Holdings Inc

Top Detractors
↓	Lululemon Athletica Inc., LVMH Moet Hennessy Louis Vuitton S.E. and L’Oreal
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to a broader slowdown in the sector on the back of inflationary pressures and a market contraction in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Luxury ETF NAV	-4.51	-0.84
S&P 500 Total Return Index	18.41	24.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/lux for more recent performance information. Visit https://temaetfs.com/lux for more recent performance information.
Net Assets	$ 2,854,980
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 37,266
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,854,980
Number of Holdings	46
Net Advisory Fee	$37,266
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Cie Financiere Richemont SA	10.6%
Hermes International SCA	9.7%
First American Treasury Obligations Fund	9.5%
Ferrari NV	7.6%
LVMH Moet Hennessy Louis Vuitton SE	6.5%
Mercedes-Benz Group AG	4.8%
Marriott International, Inc.	4.3%
Hilton Worldwide Holdings, Inc.	4.2%
Kering SA	4.2%
Brunello Cucinelli SpA	3.8%

Top Sectors*	(% of net assets)
Consumer Discretionary	78.8%
Consumer Staples	9.9%
Management of Companies and Enterprises	1.4%
Cash & Other	9.9%
[6]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/lux
Tema Monopolies and Oligopolies ETF
Shareholder Report [Line Items]
Fund Name	Tema Monopolies and Oligopolies ETF
Class Name	Tema Monopolies and Oligopolies ETF
Trading Symbol	TOLL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Monopolies and Oligopolies ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/toll
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Monopolies and Oligopolies ETF	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Monopolies and Oligopolies ETF (the “Fund” or “TOLL”) net asset value (“NAV”) total return was 10.02% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	General Electric Co, Moody’s Corp. and Fair Isaac Corp

Top Detractors
↓	Carl Zeiss Meditex AG, ASML Holding N.V. and Canadian National Railway Company
PERFORMANCE
The Fund’s positive performance during the reporting period is attributable to positive market sentiment, and a selection of durable, high quality companies, notably within the financials sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Monopolies and Oligopolies ETF NAV	10.02	18.45
S&P 500 Total Return Index	18.41	24.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/toll for more recent performance information. Visit https://temaetfs.com/toll for more recent performance information.
Net Assets	$ 530,764,110,000
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 88,473
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$53,076,411
Number of Holdings	36
Net Advisory Fee	$88,473
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
General Electric Co.	6.2%
Visa, Inc.	6.1%
Moody’s Corp.	6.1%
Intercontinental Exchange, Inc.	6.0%
S&P Global, Inc.	4.7%
Fair Isaac Corp.	4.0%
Sherwin-Williams Co.	3.9%
MSCI, Inc.	3.2%
Ferrovial SE	3.2%
Intuit, Inc.	3.1%

Top Sectors*	(% of net assets)
Financials	32.0%
Industrials	25.8%
Information Technology	18.1%
Health Care	12.9%
Materials	6.8%
Consumer Discretionary	2.5%
Cash & Other	1.9%
[7]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/toll
Tema Neuroscience and Mental Health ETF
Shareholder Report [Line Items]
Fund Name	Tema Neuroscience and Mental Health ETF
Class Name	Tema Neuroscience and Mental Health ETF
Trading Symbol	MNTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Neuroscience and Mental Health ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/mntl. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/mntl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Neuroscience and Mental Health ETF	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Neuroscience and Mental Health ETF (the “Fund” or “MNTL”) net asset value (“NAV”) total return was -2.98% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Argenx SE, Intra-Cellular Therapies Inc. and Alnylam Pharmaceuticals, Inc

Top Detractors
↓	Intellia Therapeutics, Inc., Regeneron Pharmaceuticals, Inc. and Biogen Inc
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to the broader underperformance of biopharmaceutical companies on the back of regulatory and political uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2024)
Tema Neuroscience and Mental Health ETF NAV	-2.98	-0.89
S&P 500 Total Return Index	18.41	22.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/mntl for more recent performance information. Visit https://temaetfs.com/mntl for more recent performance information.
Net Assets	$ 10,935,704
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 84,718
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$10,935,704
Number of Holdings	46
Net Advisory Fee	$84,718
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Vertex Pharmaceuticals, Inc.	10.1%
Regeneron Pharmaceuticals, Inc.	7.7%
Argenx SE	5.1%
Eli Lilly & Co.	4.6%
Alnylam Pharmaceuticals, Inc.	4.5%
Teva Pharmaceutical Industries Ltd.	4.3%
Crinetics Pharmaceuticals, Inc.	4.3%
Neurocrine Biosciences, Inc.	3.7%
Biogen, Inc.	3.2%
Stryker Corp.	2.8%

Top Sectors*	(% of net assets)
Health Care	98.8%
Cash & Other	1.2%
[8]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/mntl
Tema Oncology ETF
Shareholder Report [Line Items]
Fund Name	Tema Oncology ETF
Class Name	Tema Oncology ETF
Trading Symbol	CANC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/canc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Oncology ETF	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Oncology ETF (the “Fund” or “CANC”) net asset value (“NAV”) total return was -6.64% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Argenx S.E., Guardant Health Inc. and Exelixis Inc.

Top Detractors
↓	Intellia Therapeutics Inc., Crispr Therapeutics AG, Regeneron Pharmaceuticals, Inc.
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to a broader sector slowdown amidst regulatory and political uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/15/2023)
Tema Oncology ETF NAV	-6.64	3.43
S&P 500 Total Return Index	18.41	21.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/canc for more recent performance information. Visit https://temaetfs.com/canc for more recent performance information.
Net Assets	$ 67,565,630
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 309,026
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$67,565,630
Number of Holdings	52
Net Advisory Fee	$309,026
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
AstraZeneca PLC	5.8%
Eli Lilly & Co.	5.7%
Bridgebio Pharma, Inc.	5.0%
Merck & Co., Inc.	4.3%
Bristol-Myers Squibb Co.	4.3%
BeiGene Ltd.	4.1%
Exelixis, Inc.	4.1%
Genmab AS	4.0%
Revolution Medicines, Inc.	4.0%
Roche Holding AG	3.9%

Top Sectors*	(% of net assets)
Health Care	99.4%
Cash & Other	0.6%
[9]
Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Updated Prospectus Web Address	https://temaetfs.com/canc

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
1	Amount shown reflects the expenses of the Fund from inception date through February 28, 2025. Expenses would be higher if the Fund had been in operations for the full twelve month reporting period.

[3]
2	Annualized.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.